[CHAPMAN AND CUTLER LETTERHEAD]

July 28, 2025

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re: WEBs ETF Trust

(Registration Nos. 333-215607; 811-23227)

Ladies and Gentlemen:

On behalf of the WEBs ETF Trust (the “Registrant”), in accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the “Securities Act”), this letter serves to certify that the most recent amendment to the Registration Statement on Form N-1A (the “Registration Statement”) of the Registrant for WEBs Defined Volatility XLE ETF, WEBs Defined Volatility XLB ETF, WEBs Defined Volatility XLI ETF, WEBs Defined Volatility XLY ETF, WEBs Defined Volatility XLP ETF, WEBs Defined Volatility XLV ETF, WEBs Defined Volatility XLF ETF, WEBs Defined Volatility XLK ETF, WEBs Defined Volatility XLC ETF, WEBs Defined Volatility XLU ETF and WEBs Defined Volatility XLRE ETF, each a series of the Registrant, does not differ from that which would have been filed pursuant to Rule 497(c) of the Securities Act.  Post-Effective Amendment No. 82 was filed electronically with the Securities and Exchange Commission on June 10, 2025.

If we may cooperate with you in any way in the processing of this registration statement, please telephone the undersigned at (312) 845-3484.

Very truly yours,

Chapman and Cutler llp

By:	/s/ Morrison C. Warren
Morrison C. Warren